Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended	33 Months Ended
	Aug. 07, 2023	Oct. 31, 2023	Apr. 30, 2024	Apr. 30, 2026	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025	Apr. 30, 2026
C000271519
Account Value [Line Items]
Line Graph and Table Measure Name				Wedbush LAFFER|TENGLER New Era Value ETF
Accumulated Value	$ 10,000	$ 9,101	$ 10,775		$ 12,224	$ 11,791	$ 15,027	$ 16,398
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,316	11,271		12,858	12,634	15,616	16,557
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 9,111	$ 10,789		$ 11,934	$ 11,712	$ 13,264	$ 15,138